LAND USE RIGHTS (Land use rights)	12 Months Ended
Dec. 31, 2012
Land use rights
Land use rights
LAND USE RIGHTS

10. LAND USE RIGHTS

Land use rights and their related accumulated amortization as of December 31, 2011 and 2012 are as follows:

	December 31,
	2011	2012
	US$	US$
Land use right	48,500	47,521
Less: Accumulated amortization	(3,528)	(4,614)
Foreign currency translation adjustment	5,694	5,733
Total	50,666	48,640

The estimated annual amortization expenses for each of the five succeeding fiscal years are as follows:

US$
2013	1,156
2014	1,156
2015	1,156
2016	1,156
2017	1,156